Loans And Allowance For Credit Losses (Ages Of Past Due Loans By Class) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012		Mar. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	¥ 210,305		¥ 189,990
Loans, greater than 3 months past due	203,247		222,611
Loans, total past due	413,552		412,601
Loans, current	91,257,836		91,713,699
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	91,671,388	[1],[2]	92,126,300	[1],[3]
Loans, greater than 90 days past due and accruing	44,502		64,663
FDIC covered loans not subject to the guidance on loans and debt securities acquired with deteriorated credit quality	3,172		3,690
Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	60,202		36,474
Loans, greater than 3 months past due	69,702		68,428
Loans, total past due	129,904		104,902
Loans, current	51,390,701		51,638,177
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	51,520,605	[1],[2]	51,743,079	[1],[3]
Loans, greater than 90 days past due and accruing	7,597		8,064
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	8,411		3,874
Loans, greater than 3 months past due	12,139		7,776
Loans, total past due	20,550		11,650
Loans, current	11,273,106		11,427,987
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	11,293,656	[1],[2]	11,439,637	[1],[3]
Loans, greater than 90 days past due and accruing	85		19
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	1,285		1,856
Loans, greater than 3 months past due	1,439		2,474
Loans, total past due	2,724		4,330
Loans, current	1,074,015		1,150,612
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	1,076,739	[1],[2]	1,154,942	[1],[3]
Loans, greater than 90 days past due and accruing	23		63
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	8,745		6,551
Loans, greater than 3 months past due	13,699		16,413
Loans, total past due	22,444		22,964
Loans, current	10,273,138		10,420,641
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	10,295,582	[1],[2]	10,443,605	[1],[3]
Loans, greater than 90 days past due and accruing	2,153		2,735
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	4,023		3,739
Loans, greater than 3 months past due	4,478		4,731
Loans, total past due	8,501		8,470
Loans, current	3,116,964		3,215,355
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	3,125,465	[1],[2]	3,223,825	[1],[3]
Loans, greater than 90 days past due and accruing	113		200
Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	23,858		10,225
Loans, greater than 3 months past due	7,426		10,246
Loans, total past due	31,284		20,471
Loans, current	8,081,872		8,439,890
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	8,113,156	[1],[2]	8,460,361	[1],[3]
Loans, greater than 90 days past due and accruing	83		71
Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	3		8
Loans, greater than 3 months past due	182		179
Loans, total past due	185		187
Loans, current	3,620,157		3,506,397
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	3,620,342	[1],[2]	3,506,584	[1],[3]
Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	5,038		4,718
Loans, greater than 3 months past due	5,264		5,939
Loans, total past due	10,302		10,657
Loans, current	1,333,788		1,273,319
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	1,344,090	[1],[2]	1,283,976	[1],[3]
Loans, greater than 90 days past due and accruing	61		15
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	2,516		156
Loans, greater than 3 months past due	14,745		9,644
Loans, total past due	17,261		9,800
Loans, current	10,861,093		10,375,479
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	10,878,354	[1],[2]	10,385,279	[1],[3]
Loans, greater than 90 days past due and accruing	4		8
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	6,323		5,347
Loans, greater than 3 months past due	10,330		11,026
Loans, total past due	16,653		16,373
Loans, current	1,756,568		1,828,497
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	1,773,221	[1],[2]	1,844,870	[1],[3]
Loans, greater than 90 days past due and accruing	5,075		4,953
Commercial [Member] | Foreign-excluding UNBC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	7,538		2,459
Loans, greater than 3 months past due	13,059		26,606
Loans, total past due	20,597		29,065
Loans, current	19,795,772		19,915,211
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	19,816,369	[1],[2]	19,944,276	[1],[3]
Loans, greater than 90 days past due and accruing	206
Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	92,596		91,609
Loans, greater than 3 months past due	58,932		57,871
Loans, total past due	151,528		149,480
Loans, current	15,195,970		15,417,904
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	15,347,498	[1],[2]	15,567,384	[1],[3]
Loans, greater than 90 days past due and accruing	36,633		56,522
Card [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	26,731		29,751
Loans, greater than 3 months past due	39,585		46,695
Loans, total past due	66,316		76,446
Loans, current	626,611		666,978
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	692,927	[1],[2]	743,424	[1],[3]
UNBC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	23,238		29,697
Loans, greater than 3 months past due	21,969		23,011
Loans, total past due	45,207		52,708
Loans, current	4,248,782		4,075,429
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	4,293,989	[1],[2]	4,128,137	[1],[3]
Loans, greater than 90 days past due and accruing	¥ 66		¥ 77

[1]	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality.
[2]	Total loans of UNBC do not include ¥3,172 million of FDIC covered loans which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality.
[3]	Total loans of UNBC do not include ¥3,690 million of FDIC covered loans which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality.